Loans and Allowance for Credit Losses - Loan Modifications that Defaulted (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Loans that defaulted	$ 43
Payment Delay
Financing Receivable, Modified [Line Items]
Loans that defaulted	76
Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	44
Multiple Modifications
Financing Receivable, Modified [Line Items]
Loans that defaulted	38
Total loans, excluding loans purchased from GNMA mortgage pools | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Loans that defaulted	43
Total loans, excluding loans purchased from GNMA mortgage pools | Payment Delay
Financing Receivable, Modified [Line Items]
Loans that defaulted	9
Total loans, excluding loans purchased from GNMA mortgage pools | Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	14
Total loans, excluding loans purchased from GNMA mortgage pools | Multiple Modifications
Financing Receivable, Modified [Line Items]
Loans that defaulted	1
Loans purchased from GNMA mortgage pools | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Loans that defaulted	0
Loans purchased from GNMA mortgage pools | Payment Delay
Financing Receivable, Modified [Line Items]
Loans that defaulted	67
Loans purchased from GNMA mortgage pools | Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	30
Loans purchased from GNMA mortgage pools | Multiple Modifications
Financing Receivable, Modified [Line Items]
Loans that defaulted	37
Commercial | Commercial | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Loans that defaulted	7
Commercial | Commercial | Payment Delay
Financing Receivable, Modified [Line Items]
Loans that defaulted	0
Commercial | Commercial | Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	0
Commercial | Commercial | Multiple Modifications
Financing Receivable, Modified [Line Items]
Loans that defaulted	0
Commercial | Commercial real estate | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Loans that defaulted	0
Commercial | Commercial real estate | Payment Delay
Financing Receivable, Modified [Line Items]
Loans that defaulted	0
Commercial | Commercial real estate | Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	1
Commercial | Commercial real estate | Multiple Modifications
Financing Receivable, Modified [Line Items]
Loans that defaulted	0
Consumer | Residential mortgages | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Loans that defaulted	0
Consumer | Residential mortgages | Payment Delay
Financing Receivable, Modified [Line Items]
Loans that defaulted	8
Consumer | Residential mortgages | Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	2
Consumer | Residential mortgages | Multiple Modifications
Financing Receivable, Modified [Line Items]
Loans that defaulted	1
Consumer | Credit card | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Loans that defaulted	35
Consumer | Credit card | Payment Delay
Financing Receivable, Modified [Line Items]
Loans that defaulted	0
Consumer | Credit card | Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	0
Consumer | Credit card | Multiple Modifications
Financing Receivable, Modified [Line Items]
Loans that defaulted	0
Consumer | Other retail | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Loans that defaulted	1
Consumer | Other retail | Payment Delay
Financing Receivable, Modified [Line Items]
Loans that defaulted	1
Consumer | Other retail | Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	11
Consumer | Other retail | Multiple Modifications
Financing Receivable, Modified [Line Items]
Loans that defaulted	$ 0